Tax provision (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Income Tax [Abstract]
Major components of income tax

	2025	2024
Earnings:
Current tax recovery (provision)	$15	$(118)
Deferred tax recovery	218	74
Tax recovery (provision) on earnings	$233	$(43)

Other comprehensive earnings:
Deferred tax provision on retirement benefit actuarial gain	$(5)	$(3)
Tax recovery (provision) on comprehensive earnings	$228	$(46)

Income tax rate reconciliation
The tax provision differs from the amount that would have resulted from applying the British Columbia statutory income tax rate to earnings before tax as follows:

	2025	2024
Income tax recovery (expense) at statutory rate of 27%	$316	$(10)
Rate differentials between jurisdictions and on specified activities	(12)	(7)
Non-taxable amounts including goodwill impairment	(75)	(20)
Impact of functional currency differences	3	(6)
Income tax credits	—	5
Valuation allowance on deferred tax attributes	7	(2)
Income tax settlement	(6)	—
Other	—	(3)
Tax recovery (provision)	233	(43)

In 2025, we entered into a settlement agreement with the Canada Revenue Agency in respect of prior tax periods. As a result, we recorded an additional tax provision of $6 million in 2025.

Deferred income tax liabilities and assets
Deferred income tax liabilities (assets) are made up of the following components:

	2025	2024
Property, plant, equipment and intangibles	$599	$681
Reforestation and decommissioning obligations	(34)	(27)
Employee benefits	(29)	(25)
Export duties	79	93
Tax loss carry-forwards[1]	(176)	(70)
Inventory	(19)	(16)
Other	(29)	(34)
	391	602

Represented by:
Deferred income tax assets	$(6)	$(7)
Deferred income tax liabilities	397	609
	$391	$602
1.We have $724 million of net operating loss carry-forwards in various jurisdictions (December 31, 2024 - $304 million), $349 million of U.S. state net operating loss carry-forwards (December 31, 2024 - $227 million), and $111 million of capital loss carry-forwards (December 31, 2024 - $95 million). A portion of these losses expire over various periods starting in 2026. The net operating losses that have not been recognized as of December 31, 2025 are $22 million in various jurisdictions (December 31, 2024 - $30 million) and $211 million for U.S. states (December 31, 2024 - $205 million). Capital losses that have not been recognized as of December 31, 2025 are $111 million (December 31, 2024 - $95 million).